Related party transactions, Key Management Personnel Compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Fixed [Abstract]
Salary (annual) including pension	$ 1,346	$ 1,320
Variable [Abstract]
Cash bonus	2,474	2,455
Share-based compensation	1,408	1,281
Director's fees	$ 532	$ 433
LTIP 2024 [Member] | Share Options [Member] | CEO [Member]
Description of share-based payment arrangements [Abstract]
Number of options and RSU's received by key management personnel (in shares) | shares	770,533	617,581
LTIP 2024 [Member] | Share Options [Member] | CFO [Member]
Description of share-based payment arrangements [Abstract]
Number of options and RSU's received by key management personnel (in shares) | shares	193,475	134,479